Taxation (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Income tax expense	$ (1,864)	$ 4,509	$ 3,879	$ 3,760
Applicable tax rate used for reconciliation		12.50%